Related Party Transactions (Details Textual) (USD $)	1 Months Ended					12 Months Ended									8 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 ft mi	May 31, 2012	Apr. 30, 2012	Dec. 14, 2011	Dec. 31, 2012 ft mi	Dec. 31, 2011	Dec. 31, 2010	Mar. 28, 2013	Dec. 12, 2012	May 14, 2012	Apr. 02, 2012	Dec. 12, 2012 Revolving credit facility [Member]	Dec. 14, 2011 Revolving credit facility [Member]	Dec. 31, 2012 Memorial Resource [Member]	Dec. 12, 2012 Memorial Resource [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving credit facility [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving credit facility [Member] Common units pledged [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving credit facility [Member] Subordinated units pledged [Member]	Dec. 31, 2012 REO [Member]	Dec. 31, 2011 REO [Member]	Dec. 31, 2010 REO [Member]
Related Party Transactions (Textual) [Abstract]
Management fees															$ 100,000					$ 1,600,000	$ 1,700,000	$ 900,000
Amount in exchange for partnership contribution to memorial resources																3,000,000
Revolving credit facility																	4 years
Revolving credit facility borrowing base																	120,000,000				150,000,000
Revolving credit facility borrowing base													460,000,000	300,000,000			120,000,000
Line of credit facility collateral number of partnership units																		7,061,294	5,360,912
Related Party Transactions (Additional Textual) [Abstract]
Related party transactions expenses						2,600,000
Predecessor expensed advisory and directors fees							200,000	200,000
WHT management fee						100,000
Percentage of Management fee to WHT Assets						40.00%
Allocable percentage of management fee for properties						60.00%
Management fee paid by WHT per month						100,000
Percentage of other Management fee to WHT Assets						40.00%
Allocable percentage of other management fee for properties						60.00%
Maximum effective tax rate						0.70%
General and administrative costs and expenses under omnibus agreement						1,800,000
Payments on revolving credit facility					198,300,000
Date of acquisition common control	Mar. 28, 2013	Dec. 12, 2012	May 14, 2012	Apr. 02, 2012
Effective date of common control acquisition						Jan. 01, 2013
Working capital and other customary adjustments		3,000,000				3,000,000			4,000,000
Working interest						51.75%
Number of miles of pipeline and onshore tankage and metering facility		17.5				17.5
Number of feet of water in which two platforms stand		260				260
Number of feet of water in which third platform stand		700				700
Common Control Acquisition Purchase Price									$ 200,000,000	$ 270,600,000	$ 27,000,000	$ 18,500,000